ACQUISITIONS (Tables)	3 Months Ended
Mar. 31, 2015
Business Combinations [Abstract]
Schedule of Revenue and Net Income Disclosures

	Three months ended March 31,
	2015	2014
	(In thousands)
SMLP revenues	$68,579	$64,889
Polar and Divide revenues	8,582	3,179
Red Rock Gathering revenues (1)		11,313
Combined revenues	$77,161	$79,381

SMLP net income	$1,667	$3,545
Polar and Divide net income	3,346	(448)
Red Rock Gathering net income (1)		2,828
Combined net income	$5,013	$5,925